Prepaid Expenses And Other Current Assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Prepaid Expense and Other Assets [Abstract]
Prepaid taxes	$ 43,228	$ 45,782
Prepaid expenses	29,279	48,576
Promotion items	12,086	14,786
Prepaid expense and other assets, Total	$ 84,593	$ 109,144